Share-based payment reserve - Sasol Long-term Incentive Scheme (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2009	Jun. 30, 2021 ZAR (R) item R / shares shares	Jun. 30, 2020 ZAR (R) item shares	Jun. 30, 2019 shares
Share-based payment transaction
Number of shares authorised | shares		1,314,407,571	1,314,407,571	1,314,407,571
Long Term Incentive Equity Settled
Share-based payment transaction
Number of days from termination to settle valuation of share-based payment expense	40 days
Number of share options at the beginning of the year | item		10,908,312	6,619,597
Number of share options, LTIs granted | item		5,957,275	6,424,377
Number of share options, LTIs exercised | item		(1,940,848)	(1,380,689)
Number of share options, Effect of CPTs and LTIs forfeited | item		(1,452,069)	(754,973)
Number of share options at the end of the year | item		13,472,670	10,908,312
Weighted average fair value at the beginning of the year		R 345.74	R 422.20
Weighted average fair value of LTIs granted		146.58	275.61
Weighted average fair value of LTIs exercised		352.18	368.28
Weighted average fair value of Effect of CPTs and LTIs forfeited		345.14	378.19
Weighted average fair value at the end of the year		R 256.68	345.74
Remaining contractual vesting period of options outstanding		1 year 10 months 24 days
Exercise price of outstanding share options | R / shares		R 0
Average weighted market price of LTIs vested (after conversion to equity-settled)		R 134.25	R 254.70
Average fair value of options granted
Expected volatility		98.34%	45.28%
Expected dividend yield		3.49%	4.34%
Expected forfeiture rate		5.00%	5.00%
Long Term Incentive Equity Settled | Maximum
Share-based payment transaction
Number of shares authorised | shares		32,500,000
Percentage of share capital authorised to be issued under scheme		5.00%
Group management
Share-based payment transaction
Percentage of stock vesting period		50.00%
Group management | Minimum
Share-based payment transaction
Vesting period of partial awards		3 years
Average fair value of options granted
Vesting period		3 years	3 years
Group management | Maximum
Share-based payment transaction
Vesting period of partial awards		5 years
Average fair value of options granted
Vesting period		5 years	5 years
All other participants
Share-based payment transaction
Vesting period of partial awards		3 years
Average fair value of options granted
Vesting period		3 years	3 years
Rand | Long Term Incentive Equity Settled | Minimum
Average fair value of options granted
Risk-free interest rate		3.99%	6.07%
Rand | Long Term Incentive Equity Settled | Maximum
Average fair value of options granted
Risk-free interest rate		5.90%	7.04%
US dollar | Long Term Incentive Equity Settled | Minimum
Average fair value of options granted
Risk-free interest rate		0.17%	0.39%
US dollar | Long Term Incentive Equity Settled | Maximum
Average fair value of options granted
Risk-free interest rate		0.28%	0.81%